Property, Plant and Equipment - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,269,935	$ 1,281,802
Less: Accumulated depreciation and amortization	(516,324)	(516,765)
Total property, plant and equipment, net	753,611	765,037
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	24,937	26,239
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 381,506	382,836
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 284,161	309,930
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 274,844	267,572
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 78,332	91,247
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 226,155	$ 203,978